EARNINGS PER COMMON SHARE (Details Textuals)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Common Share [Abstract]
Total number of diluted shares	348,462	348,462
Reverse stock split, Description			The Company completed a 0.7812 to 1 reverse stock split on May 20, 2013.